Finance debt - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current finance debt		$ 9,359	$ 10,487
Repayments of borrowings, classified as financing activities		2,000
Euro and sterling bonds
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures		4,000	0
Euro and sterling bonds | Subsequent Event
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 1,900
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt		8,122	8,166
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt		$ 1,004	$ 2,279